SunAmerica Asset Management, LLC
One World Trade Center 285 Fulton Street, Suite 49M New York, NY 10007 (610)-249-9659 Edward.Gizzi@venerable.com Edward Gizzi Associate General Counsel

May 1, 2026

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Registrant”)

Registration File Nos. 033-52742 and 811-07238

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), the Registrant has elected to file the certifications set out below in lieu of electronically filing definitive copies of any of the three Prospectuses and the Statements of Additional Information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1.  the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2.  the Amendment, which is designated as Post-Effective Amendment No. 139 under the 1933 Act and as Amendment No. 140 under the Investment Company Act of 1940, was filed electronically and accepted on April 27, 2026. Post-Effective Amendment No. 139 became effective on April 30, 2026 pursuant Rule 485(b) under the 1933 Act.

Should you have any comments or questions, please contact the undersigned at 610-249-9659.

Very truly yours,

/s/ Edward Gizzi
Edward Gizzi